Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	90,562	$959,052
PGIM Global Real Estate Fund (Class R6)	79,092	1,592,917
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	93,908	1,271,512
PGIM QMA Commodity Strategies Fund (Class R6)	110,476	962,248
PGIM QMA Emerging Markets Equity Fund (Class R6)	162,286	1,884,144
PGIM QMA International Developed Markets Index Fund (Class R6)	507,962	5,704,408
PGIM QMA Large-Cap Core Equity Fund (Class R6)	523,573	8,220,101
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	260,964	2,547,008
PGIM QMA US Broad Market Index Fund (Class R6)	361,678	5,374,539
PGIM TIPS Fund (Class R6)	60,446	640,125
PGIM Total Return Bond Fund (Class R6)	173,795	2,560,005

Total Long-Term Investments (cost $29,671,866)		31,716,059

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $53,341)	53,341	53,341

TOTAL INVESTMENTS 100.1% (cost $29,725,207)(w)		31,769,400
Liabilities in excess of other assets (0.1)%		(25,143)

Net Assets 100.0%		$31,744,257

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds